UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/12

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PAUL KENDRIGAN
Address: 121 MOUNT VERNON STREET
         BOSTON, MA 02108

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     PAUL KENDRIGAN
Title:    CHIEF COMPLIANCE OFFICER
Phone:    617-423-5705
Signature, Place, and Date of Signing:

   PAUL KENDRIGAN  BOSTON, MA    February 1, 2013


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      	0

Form 13F Information Table Entry Total:      	80


Form 13F Information Table Entry Total:       	$292,466



List of Other Included Managers:

NONE


								      FORM 13F INFORMATION TABLE
								VALUE  	 SHARES/	SH/	PUT/	INVSTMT	 OTHER	            VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000) PRN AMT	PRN	CALL	DSCRETN	MANAGERS	 SOLE	 SHARED	 NONE
------------------------------  --------------	---------	-------- -------	---	----	-------	---------	 -----	 -----	 --
3M CO				COM	88579y101		345	 3,716 		SH		SOLE		 3,716
ABBOTT LABS			COM	002824100		4652	 71,029 	SH		SOLE		 71,029
ACCENTURE PLC CL A		COM	g1151c101		6808	 102,379 	SH		SOLE		 102,379
AIR PRODUCTS & CHEMICALS INC	COM	009158106		287	 3,420 		SH		SOLE		 3,420
ALPHA BK AE SPONS ADR		COM	02071m101		12	 20,000 	SH		SOLE		 20,000
ANHEUSER-BUSCH INBEV SPONS ADR	COM	03524a108		5436	 62,194 	SH		SOLE		 62,194
APPLE INC			COM	037833100		9326	 17,524 	SH		SOLE		 17,524
AT&T INC			COM	00206r102		6985	 207,204 	SH		SOLE		 207,204
AUTOMATIC DATA PROCESSING INC	COM	053015103		507	 8,901 		SH		SOLE		 8,901
BANK OF NOVA SCOTIA HALIFAX	COM	064149107		346	 6,000 		SH		SOLE		 6,000
BECTON DICKINSON		COM	075887109		534	 6,824 		SH		SOLE		 6,824
BIOGEN IDEC INC			COM	09062x103		716	 4,892 		SH		SOLE		 4,892
BOEING CO			COM	097023105		301	 4,000 		SH		SOLE		 4,000
BRISTOL MYERS SQUIBB CO		COM	110122108		601	 18,447 	SH		SOLE		 18,447
CANADIAN NATIONAL RAILWAY CO	COM	136375102		248	 2,725 		SH		SOLE		 2,725
CENOVUS ENERGY INC		COM	15135u109		288	 8,575 		SH		SOLE		 8,575
CHEVRON CORPORATION		COM	166764100		1146	 10,601 	SH		SOLE		 10,601
CHEVRON CORPORATION		COM	166764100		70	 600 		SH		DEFINED		 600
CISCO SYSTEMS INC		COM	17275r102		4260	 216,796 	SH		SOLE		 216,796
CITRIX SYSTEMS INC		COM	177376100		3697	 56,346 	SH		SOLE		 56,346
COCA COLA CO			COM	191216100		10195	 281,247 	SH		SOLE		 281,247
COGNIZANT TECHNOLOGY SOLUTIONS 	COM	192446102		3881	 52,531 	SH		SOLE		 52,531
CVS CAREMARK CORP		COM	126650100		249	 5,140 		SH		SOLE		 5,140
CYTEC INDUSTRIES INC		COM	232820100		2000	 29,058 	SH		SOLE		 29,058
DISNEY WALT CO NEW		COM	254687106		7434	 149,302 	SH		SOLE		 149,302
DOW CHEMICAL COMPANY		COM	260543103		305	 9,427 		SH		SOLE		 9,427
DU PONT E I DE NEMOURS & CO	COM	263534109		256	 5,692 		SH		SOLE		 5,692
EMERSON ELEC CO			COM	291011104		4236	 79,988 	SH		SOLE		 79,988
EXXONMOBIL CORP			COM	30231g102		21864	 252,617 	SH		SOLE		 252,617
EXXONMOBIL CORP			COM	30231g102		46	 500 		SH		DEFINED		 500
FLAMEL TECHNOLOGIES SA SPON ADR	COM	338488109		33	 11,000 	SH		SOLE		 11,000
FMC CORP			COM	302491303		4640	 79,292 	SH		SOLE		 79,292
FOMENTO ECON MEXICANO SPONS ADR	COM	344419106		5553	 55,140 	SH		SOLE		 55,140
GENERAL ELECTRIC CORP		COM	369604103		1694	 80,706 	SH		SOLE		 80,706
GENERAL ELECTRIC CORP		COM	369604103		22	 970 		SH		DEFINED		 970
GENUINE PARTS CO		COM	372460105		212	 3,330 		SH		SOLE		 3,330
HEINZ H J CO			COM	423074103		513	 8,890 		SH		SOLE		 8,890
HEXCEL CORP			COM	428291108		5156	 191,251 	SH		SOLE		 191,251
HUNTINGTON BANCSHARES INC	COM	446150104		3169	 495,872 	SH		SOLE		 495,872
INTEL CORP			COM	458140100		850	 41,246 	SH		SOLE		 41,246
INTL. BUSINESS MACHINES CORP	COM	459200101		9245	 48,266 	SH		SOLE		 48,266
ISHARES CORE S&P SMALL-CAP ETF	COM	464287804		4934	 63,179 	SH		SOLE		 63,179
ISHARES CORE S&P TOTAL U.S.	COM	464287150		3287	 50,614 	SH		SOLE		 50,614
ISHARES KLD 400 SOC SM IND F	COM	464288570		532	 10,287 	SH		SOLE		 10,287
ISHARES MSCI EMERGING MKT IN	COM	464287234		5469	 123,307 	SH		SOLE		 123,307
ISHARES MSCI PACIFIC EX-JAPAN 	COM	464286665		5419	 114,948 	SH		SOLE		 114,948
JARDINE MATHESON UNSPONS ADR	COM	471115402		437	 7,015 		SH		SOLE		 7,015
JOHNSON & JOHNSON		COM	478160104		12485	 178,104 	SH		SOLE		 178,104
MCDONALDS CORP			COM	580135101		311	 3,525 		SH		SOLE		 3,525
MERCK & CO INC			COM	58933y105		7007	 171,164 	SH		SOLE		 171,164
MICROSOFT CORP			COM	594918104		7529	 281,893 	SH		SOLE		 281,893
NESTLE SA SPONS ADR		COM	641069406		5557	 85,268 	SH		SOLE		 85,268
NEXTERA ENERGY INC		COM	65339f101		7929	 114,596 	SH		SOLE		 114,596
PEPSICO INC			COM	713448108		7565	 110,550 	SH		SOLE		 110,550
PEPSICO INC			COM	713448108		7	 100 		SH		DEFINED		 100
PFIZER INC			COM	717081103		8919	 355,612 	SH		SOLE		 355,612
PFIZER INC			COM	717081103		50	 1,992 		SH		DEFINED		 1,992
PNC FINANCIAL SERVICES GROUP	COM	693475105		6452	 110,644 	SH		SOLE		 110,644
PPG INDUSTRIES INC		COM	693506107		406	 3,000 		SH		SOLE		 3,000
PRAXAIR INC			COM	74005p104		6186	 56,522 	SH		SOLE		 56,522
PROCTER & GAMBLE CO		COM	742718109		21894	 322,495 	SH		SOLE		 322,495
RANGE RESOURCES CORP		COM	75281a109		2462	 39,182 	SH		SOLE		 39,182
RECKITT BENCKISER GROUP PLC	COM	b24cgk7			219	 3,475 		SH		SOLE		 3,475
RENAISSANCERE HOLDINGS LTD	COM	g7496g103		2634	 32,418 	SH		SOLE		 32,418
ROYAL BANK OF CANADA		COM	780087102		338	 5,600 		SH		SOLE		 5,600
SCHLUMBERGER LTD		COM	806857108		5525	 79,728 	SH		SOLE		 79,728
STATE STREET CORP		COM	857477103		374	 7,958 		SH		SOLE		 7,958
STRYKER CORPORATION		COM	863667101		272	 4,960 		SH		SOLE		 4,960
TARGET CORP			COM	87612e106		4607	 77,856 	SH		SOLE		 77,856
TJX COS INC			COM	872540109		267	 6,300 		SH		SOLE		 6,300
TRAVELERS COMPANIES INC		COM	89417e109		5830	 81,173 	SH		SOLE		 81,173
UNION PAC CORP			COM	907818108		5515	 43,864 	SH		SOLE		 43,864
UNITED TECHNOLOGIES CORP	COM	913017109		1415	 17,251 	SH		SOLE		 17,251
US BANCORP NEW			COM	902973304		6726	 210,578 	SH		SOLE		 210,578
VALIDUS HOLDINGS LTD		COM	g9319h102		2659	 76,886 	SH		SOLE		 76,886
VERIZON COMMUNICATIONS		COM	92343v104		7305	 168,818 	SH		SOLE		 168,818
WELLS FARGO & CO		COM	949746101		344	 10,050 	SH		SOLE		 10,050
WEYERHAEUSER CO			COM	962166104		478	 17,191 	SH		SOLE		 17,191
WOOLWORTHS LIMITED		COM	6981239			210	 6,890 		SH		SOLE		 6,890
YUM BRANDS INC			COM	988498101		4795	 72,209 	SH		SOLE		 72,209